Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue			$ 5,779,000	$ 6,641,000	$ 8,811,000	$ 7,438,000
Cost of revenue			(2,488,000)	(3,019,000)	(3,976,000)	(3,199,000)
Gross profit			3,291,000	3,622,000	4,835,000	4,239,000
Operating expenses:
Selling and marketing			934,000	1,550,000	1,964,000	1,895,000
Administrative expenses - related party			5,131,000	8,170,000	10,333,000	7,025,000
Research and development			489,000	555,000	732,000	604,000
Operating expenses			6,554,000	10,275,000	13,029,000	9,524,000
Loss from operations			(3,263,000)	(6,653,000)	(8,194,000)	(5,285,000)
Other (loss) income:
Interest expense			(213,000)	(161,000)	(234,000)	(451,000)
Loss on extinguishment of Notes payable / Secured Borrowings					(601,000)	(143,000)
Loss on extinguishment of payable				(70,000)	(70,000)
Loss on extinguishment of debt				343,000.0
Loss on extinguishment of convertible notes payable / notes payable			(391,000)	(549,000)
Gain/(Loss) on change in fair value of convertible notes and warrant liability			(1,405,000)	(4,337,000)	(6,104,000)	(611,000)
Other (expense) income			59,000	(91,000)	(148,000)	(261,000)
Total other income (loss), net			(1,950,000)	(5,208,000)	(7,157,000)	(1,466,000)
Loss before income taxes			(5,213,000)	(11,861,000)	(15,351,000)	(6,751,000)
Provision for income tax				(71,500)	(31,000)	(11,000)
Equity in earnings of investee, net of income tax provision of $0 and $0, respectively				(1,000)	(1,000)
Net (loss) income			(5,213,000)	(11,934,000)	(15,383,000)	(6,762,000)
Other comprehensive income (loss)
Change in foreign currency translation adjustment			8,000	50,000	57,000	(6,000)
Total comprehensive loss			$ (5,205,000)	$ (11,884,000)	$ (15,326,000)	$ (6,768,000)
Basic net (loss) income per share			$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Diluted net (loss) income per share			$ (0.46)	$ (1.14)	$ (1.45)	$ (0.73)
Basic weighted average shares outstanding			11,255,399	10,424,137	10,574,934	9,220,534
Diluted weighted average shares outstanding			11,255,399	10,424,137	10,574,934	9,220,534
CSLM Acquisition Corp [Member]
Operating expenses:
Dues and subscriptions	$ 130,793	$ 73,370	$ 199,785	$ 140,971	$ 170,745	$ 256,333
Insurance expense	45,000	50,072	135,522	164,185	214,185	477,750
Administrative expenses - related party	30,000	30,000	90,000	90,000	120,000	240,000
Interest expense – related party					101,343	28,288
Formation, general and administrative expenses					374	1,552
Interest, general and administrative expenses	42,098	27,287	112,606	69,615
Legal and accounting expenses	884,768	432,298	1,376,774	946,736	1,253,545	644,515
Operating expenses	1,132,659	613,027	1,914,687	1,411,507	1,860,192	1,648,438
Loss from operations	(1,132,659)	(613,027)	(1,914,687)	(1,411,507)	(1,860,192)	(1,648,438)
Other (loss) income:
Loss on extinguishment of debt			(1,822,844)
Financing expense	(17,573,073)		(17,573,073)
Change in fair value of forward purchase agreement liability	(1,269,000)		(1,269,000)
Credit losses		(210,000)		(435,000)	(505,000)
Realized gain on marketable securities held in Trust Account						2,538,270
Covenant fees		210,000		435,000	505,000
Dividends on marketable securities held in Trust Account	134,827	480,118	473,930	1,849,140	2,032,507	3,736,950
Total other income (loss), net	(18,707,246)	480,118	(20,190,987)	1,849,140	2,032,507	6,275,220
Net (loss) income	$ (19,839,905)	$ (132,909)	$ (22,105,674)	$ 437,633	$ 172,315	$ 4,626,782
CSLM Acquisition Corp [Member] | Class A Ordinary Shares Subject To Possible Redemption [Member]
Other comprehensive income (loss)
Basic net (loss) income per share	$ (3.29)	$ 0.10	$ (3.23)	$ 0.36	$ 0.47	$ 0.42
Diluted net (loss) income per share	$ (3.29)	$ 0.10	$ (3.23)	$ 0.36	$ 0.47	$ 0.42
Basic weighted average shares outstanding	983,565	3,220,241	1,241,554	4,251,096	3,527,561	12,826,933
Diluted weighted average shares outstanding	983,565	3,220,241	1,241,554	4,251,096	3,527,561	12,826,933
CSLM Acquisition Corp [Member] | Non Redeemable Class A Ordinary Shares [Member]
Other comprehensive income (loss)
Basic net (loss) income per share	$ (3.50)	$ (0.10)	$ (3.82)	$ (0.23)	$ (0.31)	$ (0.28)
Diluted net (loss) income per share	$ (3.50)	$ (0.10)	$ (3.82)	$ (0.23)	$ (0.31)	$ (0.28)
Basic weighted average shares outstanding	4,743,749	4,743,749	4,743,749	4,743,749	4,743,749	2,222,414
Diluted weighted average shares outstanding	4,743,749	4,743,749	4,743,749	4,743,749	4,743,749	2,222,414
CSLM Acquisition Corp [Member] | Non Redeemable Class B Ordinary Shares [Member]
Other comprehensive income (loss)
Basic net (loss) income per share	$ (3.50)	$ (0.10)	$ (3.82)	$ (0.23)	$ (0.31)	$ (0.06)
Diluted net (loss) income per share	$ (3.50)	$ (0.10)	$ (3.82)	$ (0.23)	$ (0.31)	$ (0.06)
Basic weighted average shares outstanding	1	1	1	1	1	2,521,336
Diluted weighted average shares outstanding	1	1	1	1	1	2,521,336